Summary Prospectus dated May 1, 2010

Eaton Vance Tax-Managed Growth Fund 1.2 Class /TickerClass A / EXTGX Class B / EYTGX Class C / EZTGX Class I / EITGX

This Summary Prospectus is designed to provide investors with key fund information in a clear and concise format. Before you invest, you may want to review the Fund’s Prospectus and Statement of Additional Information, which contain more information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated May 1, 2010, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus, Statement of Additional Information, and other information about the Fund, go to http://funddocuments.eatonvance.com, email a request to contact@eatonvance.com, call 1-800-262-1122, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund. Unless otherwise noted, page number references refer to the current Prospectus for this Fund.

Investment Objective

The Fund’s investment objective is to achieve long-term, after-tax returns for shareholders through investing in a diversified portfolio of equity securities. The Fund currently invests its assets in Tax-Managed Growth Portfolio, a separate registered investment company with the same objective and policies as the Fund.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 20 of the Fund’s Prospectus and page 23 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class B	Class C	Class I

Management Fees	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	n/a
Other Expenses	0.24%	0.25%	0.24%	0.25%
Total Annual Fund Operating Expenses	1.09%	1.85%	1.84%	0.85%

(1)	Expenses in the table above and Example below reflect the expenses of the Fund and the Portfolio.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	Ten Years

Class A shares	$680	$902	$1,141	$1,827	$680	$902	$1,141	$1,827
Class B shares	$688	$982	$1,201	$1,970	$188	$582	$1,001	$1,970
Class C shares	$287	$579	$ 995	$2,159	$187	$579	$ 995	$2,159
Class I shares	$87	$271	$ 471	$1,049	$87	$271	$ 471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in common stocks of growth companies that are considered by the investment adviser to be high in quality and attractive in their long-term investment prospects. The Fund seeks to invest primarily in established companies with characteristics of above average growth, predictability and stability. The Fund employs a “growth at a reasonable price” investing style, seeking to acquire companies that the portfolio managers believe are reasonably priced in relation to their fundamental value. The Fund invests in a broadly diversified selection of equity securities and Fund holdings will represent a number of different industries. Although it invests primarily in domestic securities, the Fund may invest up to 25% of assets in foreign securities, some of which may be located in emerging market countries. Under normal conditions, stocks generally are acquired with the expectation of being held for the long-term, often five years or more.

The Fund may engage in derivative transactions to enhance return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Permitted derivatives include: the purchase or sale of forwards or futures contracts; options on futures contracts; exchange traded and over-the-counter options; covered short sales (on individual securities held or on an index or basket securities whose constituents are held in whole or in part); equity collars and equity swap agreements. The Fund may also engage in short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part).

Buy and sell decisions are made by balancing investment considerations and tax considerations, and taking into account the taxes payable by shareholders in connection with distributions of investment income and net realized gains. The Fund seeks to minimize income distributions and distributions of realized short-term gains that are taxed as ordinary income, as well as distributions or realized long-term gains (taxed as long-term capital gains). Investment decisions are made primarily on the basis of fundamental research. The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions. In selecting stocks, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, dividend prospects and tax treatment of a company’s dividends, the strength of the company’s business franchises and estimates of the company’s net value. The portfolio managers intend to manage risk by maintaining a broad issuer and industry diversification and by utilizing fundamental analysis of risk/return characteristics in securities selection. A security may be sold when the portfolio managers believe it is fully valued, as a result of price declines that reach certain levels, other securities are identified to displace a current holding, or fundamentals deteriorate. Many of these considerations are subjective.

Investing in Tax-Managed Growth Portfolio enables the Fund to participate in a large and well-established investment portfolio without being exposed to potential tax liability for unrealized gains accrued prior to the Fund’s inception. As a general matter, the Portfolio does not intend to sell appreciated securities contributed to the Portfolio even if expected to decline in value, but may instead seek to manage its exposure to these securities by using hedging techniques as appropriate. The Portfolio follows the practice of distributing securities to meet redemptions by investors in the Portfolio that contributed securities.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks (such as growth stocks) to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.

Tax-Managed Investing Risk. Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable tax rates. The Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Tax code provisions applicable to tax-favored dividends are effective for taxable years beginning on or before December 31, 2010. Although the Fund can generally be expected

Eaton Vance Tax-Managed Growth Fund 1.2

2

Summary Prospectus dated May 1, 2010

to distribute a smaller percentage of returns each year than an equity mutual fund that is managed without regard to tax considerations, there can be no assurance that taxable distributions can always be avoided.

Foreign Investment Risk. Because the Fund may invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are substantially smaller, less liquid and more volatile than the major markets in developed countries, and as a result, Fund share values may be more volatile. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many risks associated with investing directly in foreign securities including political and economic risks.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create investment leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivative risks may be more significant when they are used to seek return or as a substitute for a position or security, rather than solely to seek to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates which exceed the costs involved.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Fund’s Annual Fund Operating Expenses as a percentage of Fund average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You may lose money by investing in the Fund.

Performance

The following bar chart and table provide some indication of risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Eaton Vance Tax-Managed Growth Fund 1.2

3

Summary Prospectus dated May 1, 2010

The performance of each Class prior to February 28, 2001 is that of Eaton Vance Tax-Managed Growth Fund 1.1 (“TMG1.1”). The returns are not adjusted to reflect the differences in expenses between the Fund and TMG1.1. If such adjustments were made, the returns would be lower.

During the ten years ended December 31, 2009, the highest quarterly total return for Class B was 14.69% for the quarter ended September 30, 2009, and the lowest quarterly return was –19.14% for the quarter ended December 31, 2008.

Average Annual Total Return as of December 31, 2009	One Year	Five Years	Ten Years

Class A Return Before Taxes	15.48%	–1.07%	–0.60%
Class B Return Before Taxes	16.71%	–1.04%	–0.78%
Class B Return After Taxes on Distributions	16.68%	–1.09%	–0.81%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	10.92%	–0.89%	–0.66%
Class C Return Before Taxes	20.74%	–0.63%	–0.78%
Class I Return Before Taxes	22.96%	0.40%	0.18%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.47%	0.42%	–0.95%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. Class A, Class B, Class C and Class I commenced operations on February 28, 2001. The S&P 500 Index is a broad-based, unmanaged market index of U.S. common stocks commonly used as a measure of U.S. stock market performance. Investors cannot invest directly in an Index. (Source for S&P 500 Index: Lipper, Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management

Investment Adviser. Boston Management and Research (“BMR”).

Portfolio Managers

Duncan W. Richardson, Executive Vice President and Chief Equity Investment Officer of BMR, has co-managed the Portfolio since 1996.

Lewis R. Piantedosi, Vice President of BMR, has co-managed the Portfolio since 2006.

Michael A. Allison, Vice President of BMR, has co-managed the Portfolio since 2008.

Yana S. Barton, Vice President of BMR, has co-managed the Portfolio since 2008.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to Eaton Vance Funds, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-262-1122. The minimum initial purchase or exchange into the Fund is $1,000 for Class A, Class B and Class C and $250,000 for Class I (waived in certain circumstances). There is no minimum for subsequent investments.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation.

Eaton Vance Tax-Managed Growth Fund 1.2

4

Summary Prospectus dated May 1, 2010

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, “financial intermediaries”), the Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

4476-5/10	TMG1.2SP	© 2010 Eaton Vance Management

Eaton Vance Tax-Managed Growth Fund 1.2

5

Summary Prospectus dated May 1, 2010